Commitments and Contingencies - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2014 bbl	Jan. 31, 2014
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense, Net	$ 0.7	$ 0.5	$ 0.5
Operating Leases, Future Minimum Payments Due	2.2
Operating Leases, Future Minimum Payments Due, Next Twelve Months	0.4
Operating Leases, Future Minimum Payments, Due in Two Years	0.4
Operating Leases, Future Minimum Payments, Due in Three Years	0.4
Operating Leases, Future Minimum Payments, Due in Four Years	0.4
Operating Leases, Future Minimum Payments, Due in Five Years	0.6
Subsequent Event
Commitments And Contingencies Disclosure [Line Items]
Other Commitment					86.0
Other Commitment, Due in Next Twelve Months				35.0
Commitments, Description				The contract provides for an initial term of seven years beginning January 1, 2014, with an automatic extension for an additional term of two years unless terminated by the Company with prior notice	The drilling agreement is for an initial term of one year, with an option to extend the contract for an additional one year.
Barrels Processing Capacity				40,000
Maximum Storage Capacity for the FPSO				1,000,000
Minimum Commitment, Due Thereafter				48.0
Kenya PSCs and The Gambia Licenses
Commitments And Contingencies Disclosure [Line Items]
Other Commitment	148.4
Other Commitment, Due in Next Twelve Months	14.8
Other Commitment, Due in Second Year	133.6
Other Commitment, Due in Third Year	$ 133.6
Kenya
Commitments And Contingencies Disclosure [Line Items]
Production sharing contracts with the Government of the Republic of Kenya	4
Gambia
Commitments And Contingencies Disclosure [Line Items]
Petroleum Exploration, Development & Production Licenses with the Republic of the Gambia	2